UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Quarter Ended:  June 30, 2001

Institutional Investment Manager Filing this Report:

The Robert Bruce Management Company, Inc.
96 Spring Street
P. O. Box 252
South Salem, NY  10590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name of institutional investment manager and person duly authorized to submit and sign this report:

Robert W. Bruce, III
President
914 763-6168
96 Spring Street
South Salem, NY  10590

Report Type:  13F Holdings Report



                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           11

Form 13F Information Table Value Total:     $736,863

List of Other Included Managers:

No.                 13F File Number                         Name

01                                 Algenpar, Inc.    J. Taylor Crandall
02                                 Anne T. & Robert M. Bass Foundation
                                   Anne T. Bass
                                   Robert M. Bass
                                   J. Taylor Crandall


                                                             FORM 13F
INFORMATIONAL TABLE

NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE    SHARES
SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000) PRN AMT
PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE



FLORIDA EAST COAST INDUSTRIES  COM           340632108   57840    1633900 SH
OTHER   01,02                 1633900
FLORIDA EAST COAST INDUSTRIES  COM B         340632207     459      13000 SH
	OTHER   01,02                     13000
FREEPORT-MCMORAN COPPER/GOLD A COM A         35671D105   18701    1864500 SH
OTHER   01                    1864500
HOLLINGER INTERNATIONAL INC										  COM           435569108    1350      98200 SH
OTHER   01,02                     98200
LONE STAR TECHNOLOGIES, INC.   COM           542312103  304720    8417672 SH
OTHER   01,02                 8417672
MATLACK SYSTEMS, INC.          COM           576901102     228    1903994 SH
OTHER   01                    1903994
MCMORAN EXPLORATION COMPANY    COM           582411104   41726    2781723 SH
OTHER   01,02                 2781723
MESA ROYALTY TRUST             UNIT BEN INT  590660106   34380     755600 SH
OTHER   01,02                   755600
PERMIAN BASIN ROYALTY TRUST    UNIT BEN INT  714236106   17915    3083500 SH
OTHER   01                    3083500
PHOSPHATE RESOURCE PARTNERS    LTD PART UNIT 719217101   87527   27698400 SH
OTHER   01,02               27698400
SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT  798241105  172017   13555300 SH
OTHER   01                  13555300

